CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥) ¥ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 29, 2024 CNY (¥) ¥ / shares shares	Feb. 28, 2023 CNY (¥) ¥ / shares shares
Revenue
Total Revenue	¥ 251,076	$ 34,476	¥ 125,445	¥ 34,216
Cost of revenue
Total Cost of revenue	(203,941)	(28,003)	(79,951)	(19,922)
Gross profit	47,135	6,473	45,494	14,294
General and administrative expenses	(48,849)	(6,707)	(44,337)	(45,291)
Sales and marketing expenses	(14,025)	(1,926)	(6,753)	(4,668)
Impairment loss on long-lived assets | ¥	0		(3,674)	0
Operating loss	(15,739)	(2,160)	(9,270)	(35,665)
Subsidy income	1,413	194	728	1,412
Interest income, net	16,200	2,224	7,235	2,284
Realized gain (loss) in investments	(3,062)	(420)	3,207	1,867
Unrealized holding (loss) gain in investments	2,022	278	3,910	(3,794)
Other income (expense), net	(739)	(102)	(1,434)	1,401
Impairment loss on long-term investments | ¥			(500)
Total (Loss) income before provision of income taxes	95	14	3,876	(32,495)
Income tax expense	(722)	(99)	(1,101)	(993)
Net (loss) income	(627)	(85)	2,775	(33,488)
Less: Net loss attributable to non-controlling interests	(1,428)	(196)	(2,186)	(3,822)
Net (loss) income attributable to Four Seasons Education (Cayman) Inc.	¥ 801	$ 111	¥ 4,961	¥ (29,666)
Net (loss) income per ordinary share:
- Basic | (per share)	¥ 0.04	$ 0.01	¥ 0.23	¥ (1.4)
- Diluted | (per share)	¥ 0.04	$ 0.01	¥ 0.21	¥ (1.4)
Weighted average shares used in calculating net (loss) income per ordinary share:
- Basic | shares	21,807,118	21,807,118	21,164,265	21,234,763
- Diluted | shares	22,052,836	22,052,836	23,614,631	21,234,763
Revenue From Third Parties
Revenue
Total Revenue	¥ 250,656	$ 34,418	¥ 123,076	¥ 26,556
Cost of revenue
Total Cost of revenue	(184,716)	(25,363)	(75,442)	(19,172)
Revenue From Related Parties
Revenue
Total Revenue	420	58	2,369	7,660
Cost of revenue
Total Cost of revenue	¥ (19,225)	$ (2,640)	¥ (4,509)	¥ (750)